UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Marh 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Proffitt & Goodson, Inc.
Address: 4800 Old Kingston Pike
         Suite 200
         Knoxville, TN  37939-1629

13F File Number:  28-11414

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David N. Goodson
Title:     President
Phone:     865-584-1850

Signature, Place, and Date of Signing:

     David N. Goodson     Knoxville, TN     April 21, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     61

Form13F Information Table Value Total:     $108,810 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Air Products & Chem            COM              009158106     1738    25873 SH       SOLE                    22123              3750
Amgen Corp                     COM              031162100     1577    21675 SH       SOLE                    19025              2650
Bank of America Corp           COM              060505104     1910    41938 SH       SOLE                    34630              7308
Bright Horizon Family Sol      COM              109195107      493    12736 SH       SOLE                    12736
ChevronTexaco Corp             COM              166764100     2042    35217 SH       SOLE                    29747              5470
Cisco Systems                  COM              17275R102     2210   101985 SH       SOLE                    89735             12250
CitiGroup Inc                  COM              172967101     1952    41329 SH       SOLE                    34529              6800
Coca Cola Co                   COM              191216100      732    17475 SH       SOLE                    15025              2450
Colgate-Palmolive              COM              194162103     1198    20988 SH       SOLE                    17088              3900
Comcast Corp New 'A'           COM              20030N101      927    35440 SH       SOLE                    27500              7940
Dell Inc                       COM              24702r101      800    26873 SH       SOLE                    23673              3200
Dover Corp                     COM              260003108     1016    20930 SH       SOLE                    18330              2600
Eli Lilly                      COM              532457108     1094    19782 SH       SOLE                    15882              3900
EMC Corp Mass                  COM              268648102     1142    83759 SH       SOLE                    75859              7900
Emerson Electric               COM              291011104     2243    26825 SH       SOLE                    22525              4300
Exxon-Mobil                    COM              30231G102     2939    48294 SH       SOLE                    41436              6858
FedEx Corporation              COM              31428X106     1152    10200 SH       SOLE                    10200
Fifth Third Bancorp            COM              316773100      890    22600 SH       SOLE                    18100              4500
Flextronics Intl               COM              Y2573F102      754    72812 SH       SOLE                    64112              8700
General Electric Co            COM              369604103     1677    48212 SH       SOLE                    42212              6000
Goldman Sachs                  COM              38141G104      267     1700 SH       SOLE                                       1700
Heinz H J Co                   COM              423074103      937    24713 SH       SOLE                    18463              6250
Home Depot Inc                 COM              437076102     2004    47373 SH       SOLE                    39573              7800
Ingersoll-Rand Co              COM              G4776G101     1805    43199 SH       SOLE                    34849              8350
Intel Corp                     COM              458140100     1530    78612 SH       SOLE                    65812             12800
iShares: DJ Technology         COM              464287721      302     5778 SH       SOLE                     5778
iShares: DJ Telecom            COM              464287713      459    17750 SH       SOLE                    17750
iShares: MSCI EAFE             COM              464287465    15310   235829 SH       SOLE                   235829
iShares: MSCI Emerging Markets COM              464287234      241     2434 SH       SOLE                     2434
iShares: NASDAQ Biotech Index  COM              464287556      762     9250 SH       SOLE                     9250
iShares: Russell 2000          COM              464287655     4119    54216 SH       SOLE                    54216
iShares: Russell Midcap        COM              464287499     3666    38720 SH       SOLE                    38720
JDS/Uniphase                   COM              46612J101      288    68950 SH       SOLE                    39150             29800
Johnson & Johnson              COM              478160104     2033    34329 SH       SOLE                    29329              5000
McGraw Hill Inc                COM              580645109     1772    30750 SH       SOLE                    26350              4400
Medtronic Inc                  COM              585055106      962    18952 SH       SOLE                    15152              3800
Microsoft                      COM              594918104     2374    87232 SH       SOLE                    74832             12400
Motorola                       COM              620076109     1015    44323 SH       SOLE                    35123              9200
Northrop Grumman               COM              666807102     1194    17485 SH       SOLE                    13835              3650
Oracle                         COM              68389X105      742    54173 SH       SOLE                    45873              8300
Pepsico Inc                    COM              713448108     1268    21948 SH       SOLE                    18448              3500
Pfizer Inc                     COM              717081103     1746    70055 SH       SOLE                    61695              8360
Procter & Gamble               COM              742718109     1756    30477 SH       SOLE                    26777              3700
S&P 500 Depository Receipts    COM              78462f103     8637    66522 SH       SOLE                    66522
S&P Midcap 400 Index           COM              595635103      234     1619 SH       SOLE                     1619
Schlumberger                   COM              806857108     1950    15406 SH       SOLE                    13056              2350
SPDR: S&P Energy               COM              81369Y506      299     5495 SH       SOLE                     5495
SPDR: S&P Financial            COM              81369Y605     2005    61611 SH       SOLE                    61611
SPDR: S&P Industrial           COM              81369Y704      265     7850 SH       SOLE                     7850
SPDR: S&P Materials            COM              81369Y100      351    10850 SH       SOLE                    10850
SPDR: S&P Utilities            COM              81369Y886      455    14765 SH       SOLE                    14765
Sprint Nextel Corp             COM              852061100     1588    61466 SH       SOLE                    52377              9089
State Street Corp              COM              857477103     2034    33651 SH       SOLE                    28201              5450
Target Corp                    COM              87612E106     1013    19482 SH       SOLE                    15582              3900
Texas Instruments              COM              882508104     1086    33457 SH       SOLE                    28457              5000
VG - Emerging Markets          COM              922042858      735    10931 SH       SOLE                    10931
VG - Total US Stock Market     COM              922908769     8429    65007 SH       SOLE                    65007
Wachovia Corp                  COM              929903102     1798    32081 SH       SOLE                    27881              4200
Wal-Mart                       COM              931142103      808    17094 SH       SOLE                    17094
Walt Disney Co                 COM              254687106     1194    42826 SH       SOLE                    34276              8550
Zimmer Hldg Inc                COM              98956p102      891    13180 SH       SOLE                    11580              1600